Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank balances	$ 5,828	$ 5,336
Cash equivalents	34,449	41,912
Total	$ 40,277	$ 47,248